Borrowings	12 Months Ended
Mar. 31, 2026
Disclosure Of Borrowings [Abstract]
Borrowings
20.	Borrowings

	March 31, 2026	March 31, 2025
Current
Term loans from banks (Refer note (a) – (i), (ii), (iii), (v) & (vi))	3,021	2,628
Other working capital facilities (Refer note (b) below)	4,637	3,122
Other short-term borrowings (Refer note (d) below)	3,000	-
Supplier Finance arrangements (Refer note (c) below)	4,011	4,106
Borrowings from others (Refer note (a) – (iv), (vii), (viii) & (ix))	730	1,399
	15,399	11,255
Non-current
Term loans from banks (Refer note (a) – (i), (ii), (iii), (v) & (vi))	14,436	15,175
Borrowings from others (Refer note (a) – (iv), (vii), (viii) & (ix))	8,769	13,050
	23,205	28,225

Breakup of borrowings from others

	March 31, 2026	March 31, 2025
Non-current
6% Compulsorily Convertible Debentures (Refer note 18A)	-	6,032
8.95% p.a. Secured, Listed Non-Convertible Debentures	2,500	2,500
Others - NBFC	6,269	4,518
	8,769	13,050

	March 31, 2026	March 31, 2025
Current
6% Compulsorily Convertible Debentures (Refer note 18A)	-	228
Others - NBFC	730	1,171
	730	1,399

a)       Loan from Banks and others

		Amount Outstanding
S.NO	Type	March 31, 2026	March 31, 2025	Security
(i)	Loans from banks	13,860	14,952

primarily secured by way of a pari-passu charge on the project Receivables and charge on movable fixed assets disbursed for the Specific DC Project and second charge on unencumbered current assets of the Group

(ii)	Loans from banks	3,597	2,851	primarily secured by exclusive charge on movable fixed assets funded out of the Term Loan
(iii)	of loan balance in (ii) above	900	1,200	primarily secured by exclusive charge on identifiable movable fixed assets with Second pari-passu charge on entire current assets of the Borrower.
(iv)	Loan from NBFC	5,752	4,062

primarily secured by way of a pari-passu charge on the project Receivables and charge on movable fixed assets disbursed for the Specific DC Project and second charge on unencumbered current assets of the Group, repayable over a period of 22 to 56 months on equated monthly / quarterly instalments.

v) During the FY 2020-21, the Group has entered into External Commercial Borrowing (ECB) facility agreement for US$ 5 Million and drawn down US$ 5 Million out of sanctioned loan during FY 2020-2021 and repaid US$ 0.5 Million in FY 2021-2022, US$ 1 Million in FY 2022-2023, US$ 1 Million in FY 2023-2024 , US$ 1 Million in FY 2024-2025 & US$ 1 Million in FY 2025-2026. The Group has also entered into agreement for currency swap (from USD to ₹) to fully hedge foreign currency exposure towards principal repayment and interest rate swap from floating to fixed in order to hedge the foreign currency exposure.

vi)The above loans bear interest rate ranging from 7.25% to 10.50% (March 31, 2025 7.25% to 10.50%) and repayable over a period of 12 to 60 months on equated monthly / quarterly instalments.

(vii)	Non-Convertible Debentures	2,500	2,500

primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets. The Loan is repayable in ten equal installments starting from FY 2030-2031 till FY 2039-2040.

(viii)	Loan from NBFC	1,247	1,627	Unsecured
	Total [(i)+(ii)+(iv)+(vii)+(viii)]	26,956	25,992

(ix) The loans mentioned in (viii) bear an interest rate ranging from 0% to 9.56% (March 31, 2025: 0% to 9.56%) and repayable over a period of 24 to 60 months on equated monthly / quarterly instalments.

Term loan from banks and other working capital facilities are net of processing charges from banks amounting to ₹ 381 (March 31, 2025 - ₹ 384).

b)      Working Capital Facilities

Facility	Sanctioned Limit	Amount outstanding (WCDL)		Amount outstanding (Bank Overdraft)		Security
		March 31,2026	March 31,2025	March 31,2026	March 31,2025
WCDL-1	2,440	2,380	930	-	296

 Primarily secured by way of pari-passu charge on the entire current assets of the Group and collaterally by way of pari-passu charge on the unencumbered movable fixed assets of the Group with other banks under consortium.

WCDL-2	1,450	730	640	-	-
WCDL-3	530	490	360	-	27
WCDL-4	400	400	400	-	-
WCDL-5	400	400	300	-	-
WCDL-6	250	249	-	-	3
WCDL-7	450	-	350	-	-
WCDL-8	70	-	70	-	-
Total	5,990	4,649	3,050	-	326

The above loans carry an interest rate ranging from 6.31%p.a. to 8.50%.p.a. (Previous year: 8.10%p.a. to 8.95%.p.a.). These loans are repayable over a period of 10 days to 94 days (Previous year: 43 days to 180 days). The above amounts are excluding the processing charges charged by the banks.

Additional Security details

Facility	Security
WCDL-1	Mortgage on Tidel Park Chennai & Vile Parle Mumbai property (Exclusive) standing in the name of Sify Technologies Limited.
WCDL-3	Negative lien on Noida (New Okhla Industrial Development Authority) DC 01 property for the WC limits and the title deeds of the property deposited with the bank.

Buyers Credit Facilities

Facility	Sanctioned limit	Amount outstanding		Purpose	Security
		March 31,2026	March 31,2025
Buyers Credit	500	-	92	For capex imports (networking equipment)	Exclusive charge on movable fixed asset funded out of facility.
Total	500	-	92

The above facility carries an interest rate ranging from 5.98% p.a. to 7.08% p.a.

c)       Supplier finance arrangements

- Terms and conditions: i) Payable to MSME-TReDS- The Group has a supplier finance arrangement with State Bank of India, Indian Bank, Bank of India under which MSME suppliers are to be paid within 45 days of deemed acceptance date. No guarantees or collateral are provided under the arrangement. ii) Vendor bill discounting- The Group has a supplier finance arrangement with Federal Bank, HSBC bank, DBS bank, HDFC Bank and JP Morgan bank, under which suppliers (other than MSME) have to be paid within 0 to 65 days of invoice date. No guarantees or collateral are provided under the arrangement.

iii) The movement in supplier finance arrangements are given below:

Payable to MSME-TReDS

Particulars	March 31, 2026	March 31, 2025
Balance at the beginning of the Year	832	385
Additions during the year	3,118	1,742
Payments made during the year	(2,384)	(1,295)
Balance at the end of the year	1,566	832

Vendor bill discounting

Particulars	March 31, 2026	March 31, 2025
Balance at the beginning of the Year	3,274	2,134
Additions during the year	10,787	11,518
Payments made during the year	(11,616)	(10,378)
Balance at the end of the year	2,445	3,274

Type	Amount of outstanding as on 31-Mar-26	Amount of outstanding as on 31-Mar-25	Rate of interest	Tenure of average repayment	Security
MSME-TReDS	1,566	832	6.08% to 6.99%	170 to 179 days	Unsecured
Vendor bill discounting	2,445	3,274	6.30% to 8.90%	10 to 133 days	Unsecured

d)      Other short-term borrowings:

The Group has availed ₹ 3,000.00 for meeting the general business expenses of the group which is secured by way of extension of pari-passu charge on movable fixed assets and receivables. The loan is repayable within a period of 12 months from the date of first disbursement.

e)       Non-fund based

The Group has non-fund based revolving credit facilities in various currencies equivalent to ₹ 9,710 million, as at March 31, 2026 and 2025, towards operational requirements that can be used for the issuance of letters of credit and bank guarantees. As at March 31, 2026, and 2025, an amount of ₹ 4,970 million, and ₹ 4,380 million respectively, was unutilized out of these non-fund based facilities.